UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

  			      FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
         	                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		 Light Street Capital Management, LLC
Address:  	 2800 Sand Hill Road
		 Suite 180
		 Menlo Park, CA 94025

Form 13F File Number: 28-15239


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		 Stephen D. Lane
Title:		 Chief Financial Officer
Phone:		 650-234-1655

Signature, Place, and Date of Signing:

/s/ Stephen D. Lane	      Menlo Park, California         May 15, 2013
-------------------------     -------------------------      -------------------
[Signature]                   [City, State]                  [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

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  			     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		31
Form 13F Information Table Value Total:		191,973

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                                                 FORM 13F INFORMATION TABLE


---------------------------- ---------------- --------- --------- ------------------- ---------- -------- ----------------------
                                                        VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT    PRN CALL DISCRETION MANAGERS SOLE       SHARED NONE
---------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
21VIANET GROUP INC	     SPONSORED ADR    90138A103	    2,461    261,819  SH      SOLE		     261,819
51JOB INC		     SP ADR REP COM   316827104	    4,753     80,000  SH      SOLE		      80,000
ACTIVE NETWORK INC	     COM	      00506D100	    3,520    840,100  SH      SOLE		     840,100
AMERICAN TOWER CORP NEW	     COM	      03027X100	    3,096     40,252  SH      SOLE		      40,252
APPLE INC	   	     COM	      037833100	    6,640     15,000  SH      SOLE		      15,000
APPLE INC		     CALL	      037833900	   11,199     25,300  SH CALL SOLE		      25,300
CBS CORP NEW                 CL B 	      124857202     9,105    195,000  SH      SOLE		     195,000
CONCUR TECHNOLOGIES INC	     COM	      206708109	    1,373     20,000  SH      SOLE		      20,000
CROWN CASTLE INTL CORP	     COM	      228227104	    3,830     55,000  SH      SOLE		      55,000
EBAY INC		     COM	      278642103	    8,675    160,000  SH      SOLE		     160,000
EQUINIX INC		     COM NEW	      29444U502	    4,759     22,000  SH      SOLE		      22,000
EXPEDIA INC DEL		     COM NEW	      30212P303	    3,001     50,000  SH      SOLE		      50,000
GOOGLE INC	     	     CL A	      38259P508	    8,736     11,000  SH      SOLE		      11,000
IMPERVA INC		     COM	      45321L100	    1,540     40,000  SH      SOLE		      40,000
LAMAR ADVERTISING CO	     CL A	      512815101	   13,360    275,000  SH      SOLE		     275,000
LIBERTY GLOBAL INC	     COM SER A	      530555101	    6,421     87,500  SH      SOLE		      87,500
LIBERTY MEDIA CORP DELAWARE  CL A	      531229102	    2,233     20,000  SH      SOLE		      20,000
LINKEDIN CORP	             COM CL A	      53578A108	   10,564     60,000  SH      SOLE		      60,000
PRICELINE COM INC	     COM NEW	      741503403	    5,161      7,500  SH      SOLE		       7,500
QIHOO 360 TECHNOLOGY CO LTD  ADS	      74734M109	   11,259    380,000  SH      SOLE		     380,000
QUALCOMM INC		     COM	      747525103	    3,012     45,000  SH      SOLE		      45,000
QUALYS INC		     COM              74758T303     1,073     86,991  SH      SOLE		      86,991
SALESFORCE COM INC	     COM	      79466L302	    5,365     30,000  SH      SOLE		      30,000
SBA COMMUNICATIONS CORP	     COM	      78388J106	    5,040     70,000  SH      SOLE		      70,000
SIRIUS XM RADIO INC	     COM	      82967N108	    8,945  2,904,147  SH      SOLE		   2,904,147
SOUFUN HLDGS LTD	     ADR	      836034108	   13,603    519,000  SH      SOLE		     519,000
SPLUNK INC             	     COM	      848637104     3,002     75,000  SH      SOLE		      75,000
THE ADT CORPORATION	     COM	      00101J106	    7,341    150,000  SH      SOLE		     150,000
TRIPADVISOR INC		     COM	      896945201	    1,050     20,000  SH      SOLE		      20,000
YELP INC		     CL A	      985817105	   10,195    430,000  SH      SOLE		     430,000
YY INC			     ADS REPCOM CLA   98426T106	   11,661    690,000  SH      SOLE		     690,000
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